Other non-current assets (Narrative) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Noncurrent Assets [Line Items]
Impairment provided for the intangible assets	¥ 0	¥ 0
Others	¥ 2,200,026	1,728,332
Huangtai #8 Power Plant [member]
Disclosure of Other Noncurrent Assets [Line Items]
Proportion of property right acquired	30.00%
Huangtai #8 Power Plant [member] | Shandong Power [member]
Disclosure of Other Noncurrent Assets [Line Items]
Proportion of property right acquired	30.00%
Cash consideration for acquiring property rights	¥ 110,000
Huangtai #8 Power Plant [member]
Disclosure of Other Noncurrent Assets [Line Items]
Others	110,000	110,000
Impairment related to others	110,000	55,000
Funding receivables	485,000	485,000
Impairment related to funding receivables	¥ 110,000	¥ 0